MERRILL LYNCH
MIDDLE EAST/
AFRICA FUND, INC.






FUND LOGO






Semi-Annual Report

May 31, 1998




Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Grace Pineda, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Middle East/Africa
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH MIDDLE EAST/AFRICA FUND, INC.


Map Depicting the Fund's Asset Allocation As a Percentage* of Net
Assets as of May 31, 1998


GHANA                 2.2%
MOROCCO               6.3%
SOUTH AFRICA         45.1%
BOTSWANA              2.2%
TURKEY               14.9%
ISRAEL                9.8%
LEBANON               4.7%
EGYPT                11.3%
ZIMBABWE              1.5%

[FN]
*Total may not equal 100%.




Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998


DEAR SHAREHOLDER

During the three-month period ended May 31, 1998, total returns for Merrill Lynch Middle East/Africa Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +2.31%, +2.04%, +2.04% and +2.22%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The unmanaged Morgan Stanley Capital International Indexes (MSCI) for the largest equity markets in the region--Israel, South Africa and Turkey--registered returns of +14.69%, +2.28% and -4.77%, respectively, for the three months ended May 31, 1998. In addition, the unmanaged J.P. Morgan Securities South African Bond Index declined 3.70% (in US dollars) for the same three-month period. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI Emerging Markets Free Index, unless otherwise noted.) Detrimental to performance was the Fund's overweighted position in Turkey and its underweighted position in Israel relative to the MSCI. Beneficial to performance were the Fund's investments in Ghana and Morocco, whose markets were up 27.67% and 20.78%, respectively.

Investment Review and Activities
The Fund's largest weightings remained in South Africa, Turkey, Egypt and Israel. The South African market was up 2.28% as measured by the MSCI--South Africa Index for the three-month period ended May 31, 1998. For several months, the South African stock market was able to avoid the negative trend of other emerging markets that began with the Asian financial crisis at the end of 1997. The South African market's performance, which increased by 9.33% over the last six months, was primarily the result of steady progress in the South African economy, a reduction in inflation and household credit creation, and a consolidation process among many South African companies, especially those in the financial services sector. More recently, the South African market has pulled back somewhat amid speculation about the currency and renewed concerns about the Asian crisis. The financial services sector has been one of the best-performing sectors in South Africa year-to-date, in part because of positive macroeconomic trends, coupled with a wave of consolidations between financial institutions. Among our holdings in South Africa, First National Bank Holdings, Ltd., one of the largest banks in South Africa, merged with Rand Merchant Bank to form FirstRand Limited. Through major life insurance companies and investment management companies, FirstRand Limited also provides life insurance, pension and asset management services. Recent earnings releases of the banking sector show that earnings at major institutions are robust.

During the quarter ended May 31, 1998, the market in Turkey declined 4.77%. On the political front, it appears as if the Turkish government coalition will remain, and a general election will not be called before the nationwide municipal elections which are due in March 1999. Thus, the outlook for greater political stability has boosted equity prices. Throughout the quarter, there has also been cause for relative optimism on the economic front in Turkey, as strong gross domestic product growth for 1997 was reported (+7.2%) and the outlook for growth during 1998 is also acceptable (+5%). At the same time, inflation is falling and lower inflationary expectations have helped to cut interest rates. There is even optimism about the country's fiscal policy, as the government's budget deficit for January 1998 to March 1998 was within its target level. Signs of improved tax collection, as well as new tax declaration regulations within the region, have been encouraging, suggesting that another strong revenue performance is likely. During the three-month period, the treasury sold its 12.3% stake in Turkiye Is Bankasi, the largest private bank, adding to the success of Turkey's privatization process already under way.

The Israeli market, which appreciated by 14.69% during the period, was one of the strongest markets not only in the Middle East/Africa region, but also among the emerging markets. The Israeli economy has undergone intense structural changes, leaving the economy more open to international trade and improvments in competition in the domestic economy. New export-oriented capital-intensive industries have developed in the scientific equipment, electronics, chemicals and electrical motors sectors. Also, trade, current account and fiscal deficits are all pointing in a positive direction. Progress on these fronts has led to a modest reduction in interest rates, which has been one of the main drivers of the Israeli equity market.

Unlike its neighbor, Israel, the Egyptian market saw a decline of 9.24% for the three-month period ended May 31, 1998. This market is still recovering from the combination of uncertainty caused by attacks on tourists last year, the Asian financial crisis and a drop in oil prices. The market has been characterized by low trading volume, since many foreign investors preferred to sit on the sidelines. Egyptian bank shares were especially hard-hit during the quarter from new tax legislationthat has diminishedtax exemption on government securities.

Among the smaller markets, the Moroccan market performed well for the quarter ended May 31, 1998, rising 20.78%. Rapid growth in Morocco's domestic mutual fund industry has been a key structural development in recent years. The market's strong performance year-to-date has been supported by improved underlying economic performance, including a trend toward lower interest rates, steady growth in corporate earnings, the potential for corporate restructurings of major conglomerates, and continued domestic mutual fund growth. One of the Fund's key holdings is Les Ciments de L'Oriental (Cior), the second-largest cement company in Morocco. This company, in which the Swiss cement company Holderbank has a 51% stake, derives the major part of its sales from the domestic cement market.

In Conclusion
All of the emerging markets continue to experience extreme volatility and a new phase of negative sentiment. Some of the markets in the Middle East/Africa regions have managed to stay clear of the negative trends thus far. However, these markets are not totally immune to the general nervousness characterizing global equity markets. For this reason, we would remind our shareholders that investing in these markets requires a long-term view. We thank you for your investment in Merrill Lynch Middle East/Africa Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Grace Pineda)
Grace Pineda
Senior Vice President and
Portfolio Manager



July 6, 1998




Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Any class of shares redeemed during the first 12 months after purchase will be charged a redemption fee of 2.0%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/98                         +6.82%         -0.74%
Inception (12/30/94)
through 3/31/98                            +9.50          +7.70

[FN]
 *Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                         +5.65%         -0.41%
Inception (12/30/94)
through 3/31/98                            +8.34          +8.08

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                         +6.12%         +3.05%
Inception (12/30/94)
through 3/31/98                            +8.46          +8.46

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                         +6.49%         -1.06%
Inception (12/30/94)
through 3/31/98                            +9.21          +7.41

[FN]
 *Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
**Assuming maximum sales charge.



Recent Performance
Results*
                                                               12 Month       3 Month     Since Inception
                                                             Total Return   Total Return    Total Return
ML Middle East/Africa Fund, Inc. Class A Shares                 +4.47%         +2.31%          +30.77%
ML Middle East/Africa Fund, Inc. Class B Shares                 +3.42          +2.04           +26.19
ML Middle East/Africa Fund, Inc. Class C Shares                 +3.41          +2.04           +26.56
ML Middle East/Africa Fund, Inc. Class D Shares                 +4.24          +2.22           +29.65


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 12/30/94.



SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
                                  Shares Held/                                                              Value   Percent of
AFRICA       Industries           Face Amount                Investments                        Cost      (Note 1a) Net Assets
Botswana     Multi-Industry          106,802    Sechaba Breweries Ltd.                      $   85,845    $  170,226    2.2%

                                                Total Investments in Botswana                   85,845       170,226    2.2


Ghana        Beverages & Tobacco     432,827    Guiness Ghana Ltd.                              70,100       170,139    2.2

                                                Total Investments in Ghana                      70,100       170,139    2.2


Morocco      Banking                   3,428    Banque Marocaine du Commerce
                                                Exterieure (GDR)(b)                            116,045       252,728    3.2

             Building Materials        2,000    Les Ciments de L'Oriental (Cior)                87,576       237,488    3.1

                                                Total Investments in Morocco                   203,621       490,216    6.3


South        Banking                   4,323  ++Nedcor Ltd. (GDR)(b)(d)                         82,321       115,705    1.5
Africa
             Beverages                10,230    South African Breweries Ltd.                   298,069       288,571    3.7

             Beverages & Tobacco      20,200    Rembrandt Group Ltd.                           212,748       166,358    2.1

             Broadcasting             14,600    Nasionale Pers Beperk                          133,662       138,508    1.8
             & Publishing

             Diversified              26,300    Billiton PLC (c)                                95,069        66,079    0.9
                                      16,000    Billiton PLC (ADR) (a)(c)                       58,450        38,400    0.5
                                      19,596    Johnnies Industrial Corp., Ltd.                238,518       228,104    2.9
                                      10,350    Rembrandt Controlling Investments Ltd.          71,363        54,717    0.7
                                      23,100    Sasol Ltd.                                     297,437       183,742    2.4
                                                                                            ----------    ----------  ------
                                                                                               760,837       571,042    7.4

             Foreign        ZAL    6,950,000    South African Bond, 12% due 2/28/2005        1,416,938     1,246,555   16.0
             Government
             Obligations

             Insurance                88,088    FirstRand Limited                               80,725       171,749    2.2
                                       7,100    Liberty Life Association of Africa Ltd.        182,951       195,872    2.5
                                                                                            ----------    ----------  ------
                                                                                               263,676       367,621    4.7

             Merchandising            34,620    Pick'n Pay Stores Ltd.                          39,456        53,262    0.7
                                         705    Pick'n Pay Stores Ltd. (N Shares)                1,017           992    0.0
                                                                                            ----------    ----------  ------
                                                                                                40,473        54,254    0.7



Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998

SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
AFRICA                                Shares                                                                Value   Percent of
(concluded)  Industries                Held                  Investments                        Cost      (Note 1a) Net Assets
South        Metals--Non-Ferrous      63,075    Gencor Limited                              $  158,278    $  123,592    1.6%
Africa                                22,571    Gencor Limited (ADR)(a)                         55,535        44,212    0.6
(concluded)                                                                                 ----------    ----------  ------
                                                                                               213,813       167,804    2.2

             Mining                    2,660    Anglo American Corp. of South Africa,
                                                Ltd. (ADR)(a)                                  167,592       126,682    1.6
                                       2,400    De Beers Centenary AG                           77,488        50,007    0.6
                                       1,370    Gold Fields of South Africa Ltd.                35,013        20,466    0.3
                                                                                            ----------    ----------  ------
                                                                                               280,093       197,155    2.5

             Retail                  114,688    Metro Cash & Carry Ltd.                        100,854       120,150    1.5
                                      13,494    Pepkor Ltd. (Ordinary)                          63,714        74,610    1.0
                                                                                            ----------    ----------  ------
                                                                                               164,568       194,760    2.5

                                                Total Investments in South Africa            3,867,198     3,508,333   45.1


Zimbabwe     Beverages & Tobacco      81,232  ++Delta Corporation                               49,857        54,610    0.7

             Entertainment &         183,782  ++Zimbabwe Sun International                      72,119        33,976    0.4
             Leisure

             Real Estate              55,667    Hippo Valley Estates                            21,630        28,067    0.4

                                                Total Investments in Zimbabwe                  143,606       116,653    1.5


                                                Total Investments in Africa                  4,370,370     4,455,567   57.3


MIDDLE
EAST


Egypt        Banking                   5,110    Commercial International Bank
                                                (Egypt) S.A.E. (CIB)                            60,437        76,594    1.0
                                       7,000    Commercial International Bank (Egypt)
                                                S.A.E. (CIB)(GDR)(b)                           185,500        99,050    1.3
                                                                                            ----------    ----------  ------
                                                                                               245,937       175,644    2.3

             Beverages                 5,618    Al-Ahram (Pyramids) Beverages (GDR)(b)(d)       87,079       177,529    2.3

             Engineering &            11,810    Torah Portland Cement Company, Egypt           215,720       229,258    2.9
             Construction

             Housing                   1,270    Nasr City Company For Housing &
                                                Reconstruction                                  27,807        71,198    0.9

             Industrial--Other        24,300  ++Paints & Chemicals Industries
                                                (PACHIN) (GDR)(b)(d)                           285,525       224,775    2.9

                                                Total Investments in Egypt                     862,068       878,404   11.3


Israel       Banking                  86,852    Bank Hapoalim, Ltd.                            139,943       267,145    3.4
                                     102,072    Bank Leumi Le-Israel                           143,402       206,325    2.7
                                                                                            ----------    ----------  ------
                                                                                               283,345       473,470    6.1

             Food Chain               20,607    Supersol Ltd.                                   55,496        72,359    0.9

             Merchandising            17,458  ++Blue Square Chain Stores Properties
                                                and Investments Ltd.                            95,151       216,133    2.8

                                                Total Investments in Israel                    433,992       761,962    9.8


Lebanon      Banking                   6,300    Banque Audi (GDR)(b)                           182,700       167,580    2.1
                                      12,000  ++Banque Libanaise (GDR)(b)(d)                   145,500       202,200    2.6

                                                Total Investments in Lebanon                   328,200       369,780    4.7


Turkey       Banking               7,397,500    Akbank T.A.S. (Ordinary)                       199,072       217,827    2.8
                                   7,679,100    Yapi ve Kredi Bankasi A.S.                     110,466       148,762    1.9
                                                                                            ----------    ----------  ------
                                                                                               309,538       366,589    4.7

             Building &            2,335,701    Adana Cimento Sanayii (Class A)                 71,880       176,965    2.3
             Construction

             Building Products     9,115,265    Akcansa Cimento A.S.                           274,573       282,534    3.6

             Telecommunications    1,133,695  ++Northern Electric Telekomunikasyon
             Equipment                          A.S. (NETAS)                                   427,433       333,827    4.3

                                                Total Investments in Turkey                  1,083,424     1,159,915   14.9


                                                Total Investments in the Middle East         2,707,684     3,170,061   40.7


             Total Investments                                                              $7,078,054     7,625,628   98.0
                                                                                            ==========
             Other Assets Less Liabilities                                                                   152,211    2.0
                                                                                                          ----------  ------
             Net Assets                                                                                   $7,777,839  100.0%
                                                                                                          ==========  ======


          (a)American Depositary Receipts (ADR).
          (b)Global Depositary Receipts (GDR).
          (c)Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issue is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
          (d)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
           ++Non-income producing security.


             See Notes to Financial Statements.



Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998


STATEMENT OF ASSETS AND LIABILITIES
                    As of May 31, 1998
Assets:             Investments, at value (identified cost--$7,078,054) (Note 1a)                           $  7,625,628
                    Receivables:
                      Investment adviser (Note 2)                                          $     85,053
                      Interest                                                                   40,010
                      Dividends                                                                  39,661          164,724
                                                                                           ------------
                    Deferred organization expenses (Note 1f)                                                     124,774
                    Prepaid registration fees and other assets (Note 1f)                                          10,746
                                                                                                            ------------
                    Total assets                                                                               7,925,872
                                                                                                            ------------

Liabilities:        Payables:
                      Distributor (Note 2)                                                        5,178
                      Capital shares redeemed                                                     3,340            8,518
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       139,515
                                                                                                            ------------
                    Total liabilities                                                                            148,033
                                                                                                            ------------

Net Assets:         Net assets                                                                              $  7,777,839
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.10 par value, 100,000,000
Consist of:         shares authorized                                                                       $      8,444
                    Class B Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             47,395
                    Class C Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                              5,637
                    Class D Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                              9,060
                    Paid-in capital in excess of par                                                           7,278,823
                    Undistributed investment income--net                                                         158,149
                    Accumulated realized capital losses on investments and foreign
                    currency transactions--net (Note 6)                                                         (275,732)
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                            546,063
                                                                                                            ------------
                    Net assets                                                                              $  7,777,839
                                                                                                            ============

Net Asset           Class A--Based on net assets of $933,322 and 84,442 shares
Value:                       outstanding                                                                    $      11.05
                                                                                                            ============
                    Class B--Based on net assets of $5,222,515 and 473,953 shares
                             outstanding                                                                    $      11.02
                                                                                                            ============
                    Class C--Based on net assets of $621,945 and 56,369 shares
                             outstanding                                                                    $      11.03
                                                                                                            ============
                    Class D--Based on net assets of $1,000,057 and 90,598 shares
                             outstanding                                                                    $      11.04
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended May 31, 1998
Investment Income   Dividends (net of $772 foreign withholding tax)                                         $    121,255
(Notes 1d & 1e):    Interest and discount earned                                                                  90,717
                                                                                                            ------------
                    Total income                                                                                 211,972
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $     41,597
                    Accounting services (Note 2)                                                 35,373
                    Amortization of organization expenses (Note 1f)                              30,639
                    Registration fees (Note 1f)                                                  30,624
                    Account maintenance and distribution fees--Class B (Note 2)                  28,060
                    Professional fees                                                            26,945
                    Custodian fees                                                               24,567
                    Directors' fees and expenses                                                 18,963
                    Printing and shareholder reports                                             17,113
                    Transfer agent fees--Class B (Note 2)                                         6,972
                    Account maintenance and distribution fees--Class C (Note 2)                   3,424
                    Pricing fees                                                                  2,771
                    Account maintenance fees--Class D (Note 2)                                    1,333
                    Transfer agent fees--Class D (Note 2)                                         1,117
                    Transfer agent fees--Class A (Note 2)                                         1,001
                    Transfer agent fees--Class C (Note 2)                                           904
                    Other                                                                         2,494
                                                                                           ------------
                    Total expenses before reimbursement                                         273,897
                    Reimbursement of expenses (Note 2)                                         (220,281)
                                                                                           ------------
                    Total expenses after reimbursement                                                            53,616
                                                                                                            ------------
                    Investment income--net                                                                       158,356
                                                                                                            ------------

Realized &          Realized gain (loss) from:
Unrealized            Investments--net                                                          276,174
Gain (Loss) on        Foreign currency transactions--net                                        (11,488)         264,686
Investments &                                                                              ------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                          (87,875)
(Notes 1b, 1c,        Foreign currency transactions--net                                            850          (87,025)
1e & 3):                                                                                   ------------     ------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                                177,661
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $    336,017
                                                                                                            ============


                    See Notes to Financial Statements.



Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Six        For the
                                                                                            Months Ended     Year Ended
                                                                                              May 31,       November 30,
                    Increase (Decrease) in Net Assets:                                          1998             1997
Operations:         Investment income--net                                                 $    158,356     $    307,359
                    Realized gain on investments and foreign currency
                    transactions--net                                                           264,686          102,705
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                      (87,025)         992,514
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                        336,017        1,402,578
                                                                                           ------------     ------------

Dividends to        Investment income--net:
Shareholders          Class A                                                                   (34,496)         (18,402)
(Note 1g):            Class B                                                                  (147,378)        (194,967)
                      Class C                                                                   (18,526)         (26,076)
                      Class D                                                                   (35,943)         (41,949)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from dividends to
                    shareholders                                                               (236,343)        (281,394)
                                                                                           ------------     ------------

Capital Share       Net decrease in net assets derived from capital share
Transactions        transactions                                                             (1,089,335)        (112,890)
(Note 4):                                                                                  ------------     ------------

Net Assets:         Total increase (decrease)in net assets                                     (989,661)       1,008,294
                    Beginning of period                                                       8,767,500        7,759,206
                                                                                           ------------     ------------
                    End of period*                                                         $  7,777,839     $  8,767,500
                                                                                           ============     ============

                   *Undistributed investment income--net                                   $    158,149     $    236,136
                                                                                           ============     ============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                                Class A
                                                                               For the                            For the
                                                                                 Six                              Period
                    The following per share data and ratios have been derived   Months           For the         Dec. 30,
                    from information provided in the financial statements.      Ended           Year Ended       1994+++ to
                                                                               May 31,         November 30,      Nov. 30,
                    Increase (Decrease) in Net Asset Value:                     1998++      1997++       1996++     1995
Per Share           Net asset value, beginning of period                       $ 10.96     $  9.40     $ 10.66    $ 10.00
Operating                                                                      -------     -------     -------    -------
Performance:          Investment income--net                                       .25         .48         .42        .57
                      Realized and unrealized gain (loss) on investments
                      and foreign currency transactions--net                       .22        1.52        (.80)       .09
                                                                               -------     -------     -------    -------
                    Total from investment operations                               .47        2.00        (.38)       .66
                                                                               -------     -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.38)       (.44)       (.85)        --
                      Realized gain on investments--net                             --          --        (.03)        --
                                                                               -------     -------     -------    -------
                    Total dividends and distributions                             (.38)       (.44)       (.88)        --
                                                                               -------     -------     -------    -------
                    Net asset value, end of period                             $ 11.05     $ 10.96     $  9.40    $ 10.66
                                                                               =======     =======     =======    =======

Total Investment    Based on net asset value per share                           4.57%+++++ 22.43%      (4.17%)     6.60%+++++
Return:**                                                                      =======     =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .47%*       .47%        .47%       .00%*
Net Assets:                                                                    =======     =======     =======    =======
                    Expenses                                                     5.76%*      6.36%       4.84%      4.63%*
                                                                               =======     =======     =======    =======
                    Investment income--net                                       4.65%*      4.35%       4.24%      8.43%*
                                                                               =======     =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $   933     $   989     $   399    $   648
Data:                                                                          =======     =======     =======    =======
                    Portfolio turnover                                           4.81%      78.12%      46.36%     40.97%
                                                                               =======     =======     =======    =======
                    Average commission rate paid++++                           $ .0050     $ .0012     $ .0022         --
                                                                               =======     =======     =======    =======


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads;
                    results would be lower if sales charges were included.
                  ++Based on average shares outstanding.
                ++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Commencement of operations.
               +++++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998

FINANCIAL HIGHLIGHTS (continued)
                                                                                                Class B
                                                                               For the                           For the
                                                                                 Six                              Period
                    The following per share data and ratios have been derived   Months           For the         Dec. 30,
                    from information provided in the financial statements.      Ended           Year Ended      1994+++ to
                                                                               May 31,         November 30,      Nov. 30,
                    Increase (Decrease) in Net Asset Value:                     1998++      1997++      1996++     1995
Per Share           Net asset value, beginning of period                       $ 10.87     $  9.31     $ 10.56    $ 10.00
Operating                                                                      -------     -------     -------    -------
Performance:          Investment income--net                                       .20         .37         .32        .79
                      Realized and unrealized gain (loss) on investments
                      and foreign currency transactions--net                       .22        1.51        (.80)      (.23)
                                                                               -------     -------     -------    -------
                    Total from investment operations                               .42        1.88        (.48)       .56
                                                                               -------     -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.27)       (.32)       (.74)        --
                      Realized gain on investments--net                             --          --        (.03)        --
                                                                               -------     -------     -------    -------
                    Total dividends and distributions                             (.27)       (.32)       (.77)        --
                                                                               -------     -------     -------    -------
                    Net asset value, end of period                             $ 11.02     $ 10.87     $  9.31    $ 10.56
                                                                               =======     =======     =======    =======

Total Investment    Based on net asset value per share                           4.09%+++++ 21.02%      (5.14%)     5.60%+++++
Return:**                                                                      =======     =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.51%*      1.51%       1.50%      1.01%*
Net Assets:                                                                    =======     =======     =======    =======
                    Expenses                                                     6.80%*      7.46%       5.90%      5.68%*
                                                                               =======     =======     =======    =======
                    Investment income--net                                       3.59%*      3.40%       3.15%      8.33%*
                                                                               =======     =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 5,223     $ 5,947     $ 5,699    $ 7,701
Data:                                                                          =======     =======     =======    =======
                    Portfolio turnover                                           4.81%      78.12%      46.36%     40.97%
                                                                               =======     =======     =======    =======
                    Average commission rate paid++++                           $ .0050     $ .0012     $ .0022         --
                                                                               =======     =======     =======    =======

                                                                                                 Class C
                                                                               For the                           For the
                                                                                 Six                              Period
                    The following per share data and ratios have been derived   Months           For the         Dec. 30,
                    from information provided in the financial statements.      Ended           Year Ended      1994+++ to
                                                                               May 31,         November 30,      Nov. 30,
                    Increase (Decrease) in Net Asset Value:                     1998++       1997++      1996++    1995
Per Share           Net asset value, beginning of period                       $ 10.89     $  9.31     $ 10.56    $ 10.00
Operating                                                                      -------     -------     -------    -------
Performance:          Investment income--net                                       .19         .36         .31        .83
                      Realized and unrealized gain (loss) on investments
                      and foreign currency transactions--net                       .23        1.55        (.79)      (.27)
                                                                               -------     -------     -------    -------
                    Total from investment operations                               .42        1.91        (.48)       .56
                                                                               -------     -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.28)       (.33)       (.74)        --
                      Realized gain on investments--net                             --          --        (.03)        --
                                                                               -------     -------     -------    -------
                    Total dividends and distributions                             (.28)       (.33)       (.77)        --
                                                                               -------     -------     -------    -------
                    Net asset value, end of period                             $ 11.03     $ 10.89     $  9.31    $ 10.56
                                                                               =======     =======     =======    =======

Total Investment    Based on net asset value per share                           4.07%+++++ 21.42%      (5.16%)     5.60%+++++
Return:**                                                                      =======     =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                               1.52%*      1.52%       1.50%      1.01%*
Net Assets:                                                                    =======     =======     =======    =======
                    Expenses                                                     6.82%*      7.47%       5.91%      5.67%*
                                                                               =======     =======     =======    =======
                    Investment income--net                                       3.54%*      3.33%       3.14%      8.45%*
                                                                               =======     =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $   622     $   723     $   692    $ 1,012
Data:                                                                          =======     =======     =======    =======
                    Portfolio turnover                                           4.81%      78.12%      46.36%     40.97%
                                                                               =======     =======     =======    =======
                    Average commission rate paid++++                           $ .0050     $ .0012     $ .0022         --
                                                                               =======     =======     =======    =======


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads;
                    results would be lower if sales charges were included.
                  ++Based on average shares outstanding.
                ++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Commencement of operations.
               +++++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998

FINANCIAL HIGHLIGHTS (concluded)
                                                                                                 Class D
                                                                               For the                           For the
                                                                                 Six                              Period
                    The following per share data and ratios have been derived   Months           For the         Dec. 30,
                    from information provided in the financial statements.      Ended           Year Ended      1994+++ to
                                                                               May 31,         November 30,      Nov. 30,
                    Increase (Decrease) in Net Asset Value:                     1998++      1997++      1996++     1995
Per Share           Net asset value, beginning of period                       $ 10.93     $  9.38     $ 10.63    $ 10.00
Operating                                                                      -------     -------     -------    -------
Performance:          Investment income--net                                       .24         .46         .40        .77
                      Realized and unrealized gain (loss) on investments
                      and foreign currency transactions--net                       .23        1.50        (.80)      (.14)
                                                                               -------     -------     -------    -------
                    Total from investment operations                               .47        1.96        (.40)       .63
                                                                               -------     -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net                                      (.36)       (.41)       (.82)        --
                      Realized gain on investments--net                             --          --        (.03)        --
                                                                               -------     -------     -------    -------
                    Total dividends and distributions                             (.36)       (.41)       (.85)        --
                                                                               -------     -------     -------    -------
                    Net asset value, end of period                             $ 11.04     $ 10.93     $  9.38    $ 10.63
                                                                               =======     =======     =======    =======

Total Investment    Based on net asset value per share                           4.53%+++++ 21.95%      (4.31%)     6.30%+++++
Return:**                                                                      =======     =======     =======    =======

Ratios to Average   Expenses, net of reimbursement                                .72%*       .72%        .72%       .25%*
Net Assets:                                                                    =======     =======     =======    =======
                    Expenses                                                     6.01%*      6.67%       5.08%      4.89%*
                                                                               =======     =======     =======    =======
                    Investment income--net                                       4.37%*      4.18%       4.01%      9.07%*
                                                                               =======     =======     =======    =======

Supplemental        Net assets, end of period (in thousands)                   $ 1,000     $ 1,109     $   969    $ 1,569
Data:                                                                          =======     =======     =======    =======
                    Portfolio turnover                                           4.81%      78.12%      46.36%     40.97%
                                                                               =======     =======     =======    =======
                    Average commission rate paid++++                           $ .0050     $ .0012     $ .0022         --
                                                                               =======     =======     =======    =======


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads;
                    results would be lower if sales charges were included.
                  ++Based on average shares outstanding.
                ++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Commencement of operations.
               +++++Aggregate total investment return.


                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Middle East/Africa Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.




Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998


NOTES TO FINANCIAL STATEMENTS (continued)


* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch and Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. As compensation for its services to the Fund, MLAM receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 1998, MLAM earned fees of $41,597, all of which was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $178,684.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                          Account       Distribution
                                      Maintenance Fee       Fee

Class B                                     0.25%          0.75%
Class C                                     0.25%          0.75%
Class D                                     0.25%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:


                                         MLFD         MLPF&S

Class D                                  $126         $1,310


For the six months ended May 31, 1998, MLPF&S received contingent deferred sales charges of $24,181 and $484 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $4,763 and $560 relating to transactions subject to front-end sales charges waivers in Class A and Class D Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1998 were $379,426 and $677,899, respectively.

Net realized gains (losses) for the six months ended May 31, 1998 and net unrealized gains (losses) as of May 31, 1998 were as follows:


                                     Realized      Unrealized
                                       Gains          Gains
                                     (Losses)       (Losses)

Long-term investments                $276,174       $547,574
Foreign currency transactions         (11,488)        (1,511)
                                     --------       --------
Total                                $264,686       $546,063
                                     ========       ========


As of May 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $547,574, of which $1,508,677 related to appreciated securities and $961,103 related to depreciated securities. The aggregate cost of investments at May 31, 1998 for Federal income tax purposes was $7,078,054.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $1,089,335 and $112,890 for the six months ended May 31, 1998 and for the year ended November 30, 1997, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended May 31, 1998                    Shares        Amount

Shares sold                            20,190    $   229,603
Shares issued to shareholders in
reinvestment of dividends               1,545         15,853
                                   ----------    -----------
Total issued                           21,735        245,456
Shares redeemed                       (27,555)      (306,362)
                                   ----------    -----------
Net decrease                           (5,820)   $   (60,906)
                                   ==========    ===========



Class A Shares for the Year                         Dollar
Ended November 30, 1997               Shares        Amount

Shares sold                            70,183    $   762,817
Shares issued to shareholders in
reinvestment of dividends                 770          6,712
                                   ----------    -----------
Total issued                           70,953        769,529
Shares redeemed                       (23,107)      (254,547)
                                   ----------    -----------
Net increase                           47,846    $   514,982
                                   ==========    ===========



Class B Shares for the Six Months                   Dollar
Ended May 31, 1998                    Shares        Amount

Shares sold                            35,169    $   394,699
Shares issued to shareholders in
reinvestment of dividends               5,885         60,441
                                   ----------    -----------
Total issued                           41,054        455,140
Shares redeemed                      (114,260)    (1,250,900)
                                   ----------    -----------
Net decrease                          (73,206)   $  (795,760)
                                   ==========    ===========



Class B Shares for the Year                         Dollar
Ended November 30, 1997               Shares        Amount

Shares sold                           139,528    $ 1,537,142
Shares issued to shareholders in
reinvestment of dividends               5,639         49,231
                                   ----------    -----------
Total issued                          145,167      1,586,373
Shares redeemed                      (210,113)    (2,174,324)
                                   ----------    -----------
Net decrease                          (64,946)   $  (587,951)
                                   ==========    ===========



Class C Shares for the Six Months                   Dollar
Ended May 31, 1998                    Shares        Amount

Shares sold                             3,858    $    42,437
Shares issued to shareholders in
reinvestment of dividends               1,244         12,801
                                   ----------    -----------
Total issued                            5,102         55,238
Shares redeemed                       (15,051)      (165,856)
                                   ----------    -----------
Net decrease                           (9,949)   $  (110,618)
                                   ==========    ===========




Merrill Lynch Middle East/Africa Fund, Inc., May 31, 1998


NOTES TO FINANCIAL STATEMENTS (concluded)


Class C Shares for the Year                         Dollar
Ended November 30, 1997               Shares        Amount

Shares sold                            40,916    $   447,258
Shares issued to shareholders in
reinvestment of dividends               1,129          9,847
                                   ----------    -----------
Total issued                           42,045        457,105
Shares redeemed                       (49,974)      (503,688)
                                   ----------    -----------
Net decrease                           (7,929)   $   (46,583)
                                   ==========    ===========



Class D Shares for the Six Months                   Dollar
Ended May 31, 1998                    Shares        Amount

Shares sold                             4,065    $    46,816
Shares issued to shareholders in
reinvestment of dividends               1,638         16,807
                                   ----------    -----------
Total issued                            5,703         63,623
Shares redeemed                       (16,573)      (185,674)
                                   ----------    -----------
Net decrease                          (10,870)   $  (122,051)
                                   ==========    ===========



Class D Shares for the Year                         Dollar
Ended November 30, 1997               Shares        Amount

Shares sold                            30,184    $   334,924
Shares issued to shareholders in
reinvestment of dividends               1,282         11,183
                                   ----------    -----------
Total issued                           31,466        346,107
Shares redeemed                       (33,347)      (339,445)
                                   ----------    -----------
Net increase (decrease)                (1,881)   $     6,662
                                   ==========    ===========


The total redemption fees for Merrill Lynch Middle East/Africa Fund, Inc. amounted to $11,533 for the six months ended May 31, 1998.

5. Capital Loss Carryforward:
At November 30, 1997, the Fund had a capital loss carryforward of approximately $540,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.




PORTFOLIO INFORMATION


As of May 31, 1998

                                                Percent of
Ten Largest Holdings (Equity Investments)       Net Assets

Northern Electric Telekomunikasyon A.S. (NETAS)    4.3%
South African Breweries Ltd.                       3.7
Akcansa Cimento A.S.                               3.6
Bank Hapoalim, Ltd.                                3.4
Banque Marocaine du Commerce Exterieure (GDR)      3.2
Les Ciments de L'Oriental (Cior)                   3.1
Torah Portland Cement Company, Egypt               2.9
Johnnies Industrial Corp., Ltd.                    2.9
Paints & Chemicals Industries (PACHIN) (GDR)       2.9
Blue Square Chain Stores Properties and
   Investments Ltd.                                2.8


                                                Percent of
Ten Largest Industries                          Net Assets

Banking                                           22.5%
Diversified                                        7.4
Beverages                                          6.0
Beverages & Tobacco                                5.0
Insurance                                          4.7
Telecommunications Equipment                       4.3
Building Products                                  3.6
Merchandising                                      3.5
Building Materials                                 3.1
Engineering & Construction                         2.9




EQUITY PORTFOLIO CHANGES

For the Quarter Ended May 31, 1998

Deletions

Aramex International Limited (ADR)
JCI Company Limited